Supplementary Financial Information	12 Months Ended
Aug. 31, 2011
Supplementary Financial Information [Abstract]
Supplementary Financial Information
 (14)    Supplementary Financial Information

Non-cash transactions in fiscal 2011 include $116 million in accrued liabilities related to the purchase of property and equipment, a $62 million increase in the retiree medical benefit liability and a $36 million increase in the liability for dividends declared.  Non-cash transactions in fiscal 2010 include a $95 million increase in the retiree medical benefit liability, a $29 million increase in the liability for dividends declared and $44 million in accrued liabilities related to the purchase of property and equipment.

Included in the Consolidated Balance Sheets captions are the following assets and liabilities (in millions):

	2011	2010
Accounts receivable -
Accounts receivable	$2,598	$2 ,554
Allowance for doubtful accounts	(101)	(104)
	$2,497	$2,450
Other non-current assets -
Intangible assets, net (see Note 5)	$1,212	$1,114
Other	377	168
	$1,589	$1,282
Accrued expenses and other liabilities -
Accrued salaries	$856	$781
Taxes other than income taxes	489	419
Insurance	230	233
Profit sharing	253	197
Other	1,247	1,133
	$3,075	$2,763
Other non-current liabilities -
Postretirement health care benefits	$396	$430
Accrued rent	418	384
Insurance	346	330
Other	625	591
	$1,785	$1,735

Summary of Quarterly Results (Unaudited)
(In millions, except per share amounts)

	Quarter Ended
	November	February	May	August	Fiscal Year
Fiscal 2011
Net Sales	$17,344	$18,502	$18,371	$17,967	$72,184
Gross Profit	4,945	5,324	5,154	5,069	20,492
Net Earnings	580	739	603	792	2,714
Per Common Share -
Basic	$.62	$.80	$.66	$.88	$2.97
Diluted	.62	.80	.65	.87	2.94
Cash Dividends Declared Per Common Share	$.1750	$.1750	$.1750	$.2250	$.7500
Fiscal 2010
Net Sales	$16,364	$16,987	$17,199	$16,870	$67,420
Gross Profit	4,538	4,897	4,749	4,792	18,976
Net Earnings	489	669	463	470	2,091
Per Common Share -
Basic	$.49	$.68	$.47	$.49	$2.13
Diluted	.49	.68	.47	.49	2.12
Cash Dividends Declared Per Common Share	$.1375	$.1375	$.1375	$.1750	$.5875

Common Stock Prices

Below is the Consolidated Transaction Reporting System high and low sales price for each quarter of fiscal 2011 and 2010.

		Quarter Ended
		November	February	May	August	Fiscal Year
Fiscal 2011	High	$35.27	$42.91	$44.67	$44.91	$44.91
	Low	27.17	35.17	38.82	34.11	27.17
Fiscal 2010	High	$40.37	$39.37	$37.83	$32.82	$40.37
	Low	33.55	33.29	31.92	26.36	26.36